Indemnification assets (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Business Combinations1 [Abstract]
Beginning balance	€ 35.4
Release of indemnified provision	(17.8)	€ (44.0)
Ending balance	€ 17.6